Subsequent Events (Details) - Events After Reporting Period [Member] $ / shares in Units, $ in Thousands	Jan. 15, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Gross proceeds offering amount (in Dollars) | $	$ 8,800
Estimated offering expenses (in Dollars) | $	200
Net proceeds (in Dollars) | $	$ 8,600
Purchase of ordinary shares	2,400,000
Warrant received	1
Additional gross proceeds from warrants (in Dollars) | $	$ 10,560
Panetta Partners Ltd [Member]
Subsequent Events [Line Items]
Purchase of ordinary shares	1,600,000
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued	1
Ordinary price per share (in Dollars per share) | $ / shares	$ 1.5
Total number of ordinary shares outstanding	127,259,131
Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Subsequent Events [Line Items]
Ordinary shares issued	7,040,000
Ordinary price per share (in Dollars per share) | $ / shares	$ 1.25